Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income [Abstract]
Net income (loss)	$ (131,735)	$ 3,143,537	$ 3,818,638
Items that are or may be subsequently reclassified to statement of income:
Gain (loss) on net investment in foreign operations	179,612	137,499	(230,817)
Gain (loss) on foreign currency translation adjustments	560,954	(660,075)	(431,038)
Gain (loss) on cash flow hedge	6,873	(48,526)	38,153
Deferred income tax on gain (loss) on cash flow hedge	(1,744)	16,499	(12,972)
Valuation adjustments to equity in subsidiaries	(13,143)	(6,360)	12,380
Items that will not be reclassified to statement of income:
Gains associated with pension and other postretirement benefit obligations	11,181	13,405	41,623
Income tax on gain associated with pension and other postretirement benefit obligations	(2,837)	(3,364)	(7,313)
Total other comprehensive income (loss)	740,896	(550,922)	(589,984)
Comprehensive Income	609,161	2,592,615	3,228,654
Total comprehensive income attributable to:
Company shareholders	567,326	2,506,090	3,227,716
Non-controlling interest	41,835	86,525	938
Comprehensive Income (loss)	$ 609,161	$ 2,592,615	$ 3,228,654